UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF

Semi-Annual Report
April 30, 2023

Contents

Fidelity® Emerging Markets Multifactor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International High Dividend ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Multifactor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Value Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Multifactor ETF
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Samsung Electronics Co. Ltd.	3.2
Emaar Properties PJSC	2.0
GAIL India Ltd.	1.8
Beijing Enterprises Holdings Ltd.	1.8
Alibaba Group Holding Ltd. sponsored ADR	1.7
China Overseas Land and Investment Ltd.	1.7
FIBRA Macquarie Mexican (REIT)	1.6
NHPC Ltd.	1.6
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1.6
C&D International Investment Group Ltd.	1.5
18.5

Market Sectors (% of Fund's net assets)

Financials	19.9
Communication Services	14.6
Information Technology	14.2
Consumer Staples	10.0
Consumer Discretionary	9.8
Energy	9.3
Utilities	8.5
Real Estate	6.8
Materials	4.1
Industrials	2.3

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.6%
Diversified Telecommunication Services - 5.5%
China Tower Corp. Ltd. (H Shares) (a)	1,454,000	185,225
Chunghwa Telecom Co. Ltd.	53,000	218,948
LG Uplus Corp.	18,324	150,875
PT Sarana Menara Nusantara Tbk	2,110,200	147,441
PT Telkom Indonesia Persero Tbk	744,500	215,687
Telekom Malaysia Bhd	132,700	147,560
TIME dotCom Bhd	127,200	156,558
		1,222,294
Entertainment - 1.3%
International Games Systems Co. Ltd.	9,000	156,624
Tencent Music Entertainment Group ADR (b)	19,339	143,302
		299,926
Interactive Media & Services - 1.9%
Autohome, Inc. ADR Class A	4,347	128,889
Hello Group, Inc. ADR	14,364	120,083
Info Edge India Ltd.	3,716	171,469
		420,441
Media - 1.3%
Cheil Worldwide, Inc.	9,661	133,467
MultiChoice Group Ltd.	25,681	160,810
		294,277
Wireless Telecommunication Services - 4.6%
CelcomDigi Bhd	163,200	160,986
Far EasTone Telecommunications Co. Ltd.	73,000	187,353
Intouch Holdings PCL NVDR	73,100	160,553
Maxis Bhd	170,100	167,793
Mobile TeleSystems OJSC sponsored ADR (b)(c)	15,647	15,584
TIM SA	63,700	178,258
Turkcell Iletisim Hizmet A/S	96,995	165,081
		1,035,608
TOTAL COMMUNICATION SERVICES		3,272,546
CONSUMER DISCRETIONARY - 9.8%
Automobile Components - 0.4%
Hankook Tire Co. Ltd.	3,235	83,389
Automobiles - 1.8%
Bajaj Auto Ltd.	2,027	109,775
Dongfeng Motor Group Co. Ltd. (H Shares)	132,000	62,890
Eicher Motors Ltd.	2,513	101,369
Li Auto, Inc. ADR (b)	1,444	33,934
PT Astra International Tbk	212,000	97,546
		405,514
Broadline Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	4,494	380,597
Coupang, Inc. Class A (b)	2,582	43,274
El Puerto de Liverpool S.A.B. Dcv Series C	5,400	32,866
JD.com, Inc.:
Class A	1,023	17,711
sponsored ADR	2,279	81,406
MINISO Group Holding Ltd. ADR	525	9,681
PDD Holdings, Inc. ADR (b)	1,293	88,118
Vipshop Holdings Ltd. ADR (b)	1,095	17,192
		670,845
Diversified Consumer Services - 0.3%
China Education Group Holdings Ltd.	53,000	46,992
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	438	19,968
TAL Education Group ADR (b)	1,719	10,073
		77,033
Hotels, Restaurants & Leisure - 1.7%
H World Group Ltd. ADR	400	18,760
Jiumaojiu International Holdings Ltd. (a)	33,000	73,484
MakeMyTrip Ltd. (b)	255	5,977
Tongcheng Travel Holdings Ltd. (b)	36,400	76,974
TravelSky Technology Ltd. (H Shares)	49,000	97,502
Trip.com Group Ltd. ADR (b)	1,336	47,441
Yum China Holdings, Inc.	1,030	63,015
		383,153
Household Durables - 0.4%
Haier Smart Home Co. Ltd.	27,200	88,185
Specialty Retail - 1.2%
Abu Dhabi National Oil Co. for Distribution PJSC	72,465	86,634
Jumbo SA	4,672	107,800
Topsports International Holdings Ltd. (a)	87,000	77,248
		271,682
Textiles, Apparel & Luxury Goods - 1.0%
Bosideng International Holdings Ltd.	144,000	70,809
Fila Holdings Corp.	2,737	74,948
Pou Chen Corp.	66,000	68,163
		213,920
TOTAL CONSUMER DISCRETIONARY		2,193,721
CONSUMER STAPLES - 10.0%
Beverages - 1.1%
Arca Continental S.A.B. de CV	25,600	242,816
Consumer Staples Distribution & Retail - 1.3%
Bim Birlesik Magazalar A/S JSC	36,807	295,618
Food Products - 2.6%
Indofood Sukses Makmur Tbk PT	416,000	182,904
Orion Corp./Republic of Korea	1,881	203,644
WH Group Ltd. (a)	354,500	196,897
		583,445
Household Products - 1.1%
Kimberly-Clark de Mexico SA de CV Series A	109,300	247,090
Personal Care Products - 2.0%
Hengan International Group Co. Ltd.	44,000	196,181
Hindustan Unilever Ltd.	8,433	253,218
		449,399
Tobacco - 1.9%
ITC Ltd.	48,219	250,740
KT&G Corp.	2,718	174,241
		424,981
TOTAL CONSUMER STAPLES		2,243,349
ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
China Shenhua Energy Co. Ltd. (H Shares)	87,000	288,157
Coal India Ltd.	92,241	262,737
Exxaro Resources Ltd.	16,741	175,635
Gazprom OAO (c)	14,450	1,754
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	154,600	228,808
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	28,428	230,637
PT Adaro Energy Indonesia Tbk	1,217,600	259,788
PT United Tractors Tbk	144,500	284,666
PTT Exploration and Production PCL NVDR	48,200	208,905
Surgutneftegas OJSC (c)	56,600	804
Thungela Resources Ltd.	16,439	153,963
		2,095,854
FINANCIALS - 19.4%
Banks - 14.7%
Abu Dhabi Islamic Bank	40,328	124,762
Agricultural Bank of China Ltd. (H Shares)	288,000	111,166
Akbank TAS	124,833	103,021
Al Rajhi Bank	7,555	154,698
Alinma Bank	8,663	73,102
Banco de Chile	740,373	79,323
Banco del Bajio SA (a)	20,400	66,892
Banco do Brasil SA	12,700	108,802
Bank Albilad	5,683	62,653
Bank of Baroda	27,772	63,715
Bank of China Ltd. (H Shares)	382,000	152,315
China CITIC Bank Corp. Ltd. (H Shares)	148,000	79,940
Far Eastern International Bank	194,000	70,677
Federal Bank Ltd.	33,067	54,528
Haci Omer Sabanci Holding A/S	49,290	96,815
HDFC Bank Ltd.	13,315	274,578
Hong Leong Bank Bhd	16,200	73,146
ICICI Bank Ltd.	18,133	203,330
Industrial & Commercial Bank of China Ltd. (H Shares)	327,000	175,791
Krung Thai Bank PCL NVDR	134,200	70,740
PT Bank Central Asia Tbk	265,400	163,727
PT Bank Mandiri (Persero) Tbk	324,200	114,365
Sberbank of Russia (c)	38,410	274
Standard Bank Group Ltd.	9,389	87,960
State Bank of India	12,062	85,237
Taichung Commercial Bank Co. Ltd.	173,466	79,560
Taiwan Business Bank	180,000	81,678
Taiwan Cooperative Financial Holding Co. Ltd.	108,000	93,974
TCS Group Holding PLC GDR (b)(c)	789	7,069
The Shanghai Commercial & Savings Bank Ltd.	58,885	88,972
Turkiye Is Bankasi A/S Series C	188,928	105,207
VTB Bank OJSC (b)(c)	91,900,000	4,074
Woori Financial Group, Inc.	8,570	75,109
Yapi ve Kredi Bankasi A/S	220,085	107,167
		3,294,367
Capital Markets - 0.7%
China Cinda Asset Management Co. Ltd. (H Shares)	426,000	50,469
HDFC Asset Management Co. Ltd. (a)	2,300	49,585
Investec Ltd.	10,179	56,006
		156,060
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	17,823	56,407
Financial Services - 0.6%
Kakao Pay Corp. (b)	65	2,647
Power Finance Corp. Ltd.	30,919	64,191
REC Ltd.	36,038	58,195
		125,033
Insurance - 3.2%
BB Seguridade Participacoes SA	11,400	78,182
China Life Insurance Co. Ltd. (H Shares)	56,000	107,150
China Taiping Insurance Group Ltd.	49,800	56,969
Db Insurance Co. Ltd.	1,461	91,695
Hyundai Fire & Marine Insurance Co. Ltd.	3,009	84,420
Momentum Metropolitan Holdings	59,035	59,733
New China Life Insurance Co. Ltd. (H Shares)	25,700	73,336
People's Insurance Co. of China Group Ltd. (H Shares)	201,000	78,865
PICC Property & Casualty Co. Ltd. (H Shares)	82,000	98,924
		729,274
TOTAL FINANCIALS		4,361,141
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd.	30,313	38,263
Hindustan Aeronautics Ltd.	1,121	40,001
		78,264
Construction & Engineering - 0.3%
China Railway Group Ltd. (H Shares)	73,000	55,983
Industrial Conglomerates - 1.1%
CITIC Pacific Ltd.	38,000	47,585
Enka Insaat ve Sanayi A/S	39,252	55,180
Far Eastern New Century Corp.	47,000	48,770
GS Holdings Corp.	1,014	30,078
Hanwha Corp.	1,462	29,603
LG Corp.	627	40,944
		252,160
Machinery - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	50,100	46,564
Transportation Infrastructure - 0.4%
Grupo Aeroportuario Norte S.A.B. de CV	4,300	47,112
Promotora y Operadora de Infraestructura S.A.B. de CV	3,995	41,416
		88,528
TOTAL INDUSTRIALS		521,499
INFORMATION TECHNOLOGY - 14.2%
Electronic Equipment, Instruments & Components - 3.7%
Foxconn Technology Co. Ltd.	41,000	71,884
Hon Hai Precision Industry Co. Ltd. (Foxconn)	52,000	176,759
Kingboard Chemical Holdings Ltd.	25,000	76,275
L&F Co. Ltd.	60	11,880
Largan Precision Co. Ltd.	1,000	65,382
LG Display Co. Ltd.	578	6,409
LG Innotek Co. Ltd.	36	7,114
Lotes Co. Ltd.	3,077	87,879
Samsung Electro-Mechanics Co. Ltd.	148	15,912
Samsung SDI Co. Ltd.	140	72,280
Simplo Technology Co. Ltd.	8,000	80,150
SINBON Electronics Co. Ltd.	8,000	88,477
Zhen Ding Technology Holding Ltd.	21,000	76,165
		836,566
IT Services - 1.5%
HCL Technologies Ltd.	3,372	43,845
Infosys Ltd.	9,714	148,702
Samsung SDS Co. Ltd.	110	9,641
Tata Consultancy Services Ltd.	2,828	111,247
Tech Mahindra Ltd.	2,399	30,009
		343,444
Semiconductors & Semiconductor Equipment - 3.0%
ASE Technology Holding Co. Ltd.	30,000	98,561
Chipbond Technology Corp.	37,000	79,314
Daqo New Energy Corp. ADR (b)	2,370	108,830
DB HiTek Co. Ltd.	105	4,746
Global Unichip Corp.	3,000	97,194
Leeno Industrial, Inc.	24	2,396
Novatek Microelectronics Corp.	7,000	95,292
Radiant Opto-Electronics Corp.	22,000	80,865
SK Hynix, Inc.	1,349	90,209
SK Square Co. Ltd. (b)	257	8,151
		665,558
Software - 0.1%
Tata Elxsi Ltd.	212	17,211
Technology Hardware, Storage & Peripherals - 5.9%
ASUSTeK Computer, Inc.	10,000	91,892
Catcher Technology Co. Ltd.	14,000	82,427
Chicony Electronics Co. Ltd.	26,000	82,036
Gigabyte Technology Co. Ltd.	20,000	85,224
Lite-On Technology Corp.	38,000	90,851
Micro-Star International Co. Ltd.	18,000	85,192
Pegatron Corp.	39,000	88,802
Samsung Electronics Co. Ltd.	14,776	723,118
		1,329,542
TOTAL INFORMATION TECHNOLOGY		3,192,321
MATERIALS - 3.9%
Chemicals - 1.5%
Formosa Plastics Corp.	22,000	67,197
Kumho Petro Chemical Co. Ltd.	432	44,026
Mesaieed Petrochemical Holding Co. (b)	96,438	52,458
Petronas Chemicals Group Bhd	28,100	44,602
Pidilite Industries Ltd.	1,868	55,222
Sabic Agriculture-Nutrients Co.	1,844	65,683
		329,188
Construction Materials - 0.2%
Ambuja Cements Ltd.	11,556	55,989
Metals & Mining - 1.7%
African Rainbow Minerals Ltd.	3,054	38,368
MMC Norilsk Nickel PJSC (c)	188	1,451
NMDC Ltd.	32,453	43,027
NMDC Steel Ltd.	40,035	18,052
POSCO	313	88,166
Shougang Fushan Resources Group Ltd.	228,000	77,260
Vale SA	7,800	112,880
		379,204
Paper & Forest Products - 0.5%
Empresas CMPC SA	16,603	26,181
PT Indah Kiat Pulp & Paper Tbk	84,100	44,572
Sappi Ltd.	16,081	36,562
		107,315
TOTAL MATERIALS		871,696
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
FIBRA Macquarie Mexican (REIT) (a)	223,900	366,899
Real Estate Management & Development - 5.2%
C&D International Investment Group Ltd.	112,000	343,138
China Overseas Land and Investment Ltd.	146,000	369,003
Emaar Properties PJSC	273,518	441,711
		1,153,852
TOTAL REAL ESTATE		1,520,751
UTILITIES - 6.9%
Electric Utilities - 1.7%
CPFL Energia SA	48,900	323,925
Inter Rao Ues JSC (c)	7,348,600	47,005
		370,930
Gas Utilities - 3.6%
Beijing Enterprises Holdings Ltd.	96,500	399,527
GAIL India Ltd.	305,606	400,697
		800,224
Independent Power and Renewable Electricity Producers - 1.6%
NHPC Ltd.	675,422	365,210
TOTAL UTILITIES		1,536,364
TOTAL COMMON STOCKS (Cost $22,505,532)		21,809,242

Nonconvertible Preferred Stocks - 2.3%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
AK Transneft OAO (c)	12	4,040
FINANCIALS - 0.5%
Banks - 0.5%
Itausa-Investimentos Itau SA (PN)	55,431	96,173
MATERIALS - 0.2%
Metals & Mining - 0.2%
Bradespar SA (PN)	4,600	21,792
Metalurgica Gerdau SA (PN)	10,600	24,705
		46,497
UTILITIES - 1.6%
Electric Utilities - 1.6%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	144,100	355,724
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $470,433)		502,434

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $22,975,965)	22,311,676
NET OTHER ASSETS (LIABILITIES) - 0.5%	118,786
NET ASSETS - 100.0%	22,430,462

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Jun 2023	98,420	1,671	1,671

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,016,230 or 4.5% of net assets.

(b)	Non-income producing
(c)	Level 3 security

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	227,397	227,397	137	-	-	-	0.0%
Total	-	227,397	227,397	137	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,272,546	896,423	2,360,539	15,584
Consumer Discretionary	2,193,721	1,046,736	1,146,985	-
Consumer Staples	2,243,349	785,524	1,457,825	-
Energy	2,099,894	560,235	1,533,061	6,598
Financials	4,457,314	1,460,496	2,985,401	11,417
Industrials	521,499	143,708	377,791	-
Information Technology	3,192,321	108,830	3,083,491	-
Materials	918,193	396,681	520,061	1,451
Real Estate	1,520,751	808,610	712,141	-
Utilities	1,892,088	1,044,859	800,224	47,005
Total Investments in Securities:	22,311,676	7,252,102	14,977,519	82,055
Derivative Instruments:

Assets
Futures Contracts	1,671	1,671	-	-
Total Assets	1,671	1,671	-	-
Total Derivative Instruments:	1,671	1,671	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,671	0
Total Equity Risk	1,671	0
Total Value of Derivatives	1,671	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Emerging Markets Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $22,975,965):		$22,311,676
Segregated cash with brokers for derivative instruments		3,065
Cash		47,552
Foreign currency held at value (cost $114,943)		106,647
Receivable for investments sold		218
Dividends receivable		109,070
Receivable for daily variation margin on futures contracts		173
Other receivables		473
Total assets		22,578,874
Liabilities
Payable for investments purchased	$78,269
Accrued management fee	8,367
Other payables and accrued expenses	61,776
Total Liabilities		148,412
Net Assets		$22,430,462
Net Assets consist of:
Paid in capital		$25,651,703
Total accumulated earnings (loss)		(3,221,241)
Net Assets		$22,430,462
Net Asset Value , offering price and redemption price per share ($22,430,462 ÷ 1,000,000 shares)		$22.43

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$462,387
Income from Fidelity Central Funds		137
Income before foreign taxes withheld		$462,524
Less foreign taxes withheld		(72,135)
Total Income		390,389
Expenses
Management fee	$48,991
Independent trustees' fees and expenses	68
Total expenses before reductions	49,059
Expense reductions	(159)
Total expenses after reductions		48,900
Net Investment income (loss)		341,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $828)	(374,467)
Foreign currency transactions	(10,710)
Futures contracts	3,822
Total net realized gain (loss)		(381,355)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $18,017)	3,206,794
Assets and liabilities in foreign currencies	(6,793)
Futures contracts	1,048
Total change in net unrealized appreciation (depreciation)		3,201,049
Net gain (loss)		2,819,694
Net increase (decrease) in net assets resulting from operations		$3,161,183
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341,489	$823,731
Net realized gain (loss)	(381,355)	(1,875,585)
Change in net unrealized appreciation (depreciation)	3,201,049	(3,937,671)
Net increase (decrease) in net assets resulting from operations	3,161,183	(4,989,525)
Distributions to shareholders	(238,000)	(826,772)
Distributions to shareholders from tax return of capital	-	(29,228)
Total Distributions	(238,000)	(856,000)
Share transactions
Proceeds from sales of shares	-	4,649,878
Net increase (decrease) in net assets resulting from share transactions	-	4,649,878
Total increase (decrease) in net assets	2,923,183	(1,195,647)

Net Assets
Beginning of period	19,507,279	20,702,926
End of period	$22,430,462	$19,507,279

Other Information
Shares
Sold	-	200,000
Redeemed	-	-
Net increase (decrease)	-	200,000

Financial Highlights
Fidelity® Emerging Markets Multifactor ETF

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$19.51	$25.88	$23.12	$24.68	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.89	.72	.55	.50
Net realized and unrealized gain (loss)	2.82	(6.37)	2.67	(1.57)	(.34)
Total from investment operations	3.16	(5.48)	3.39	(1.02)	.16
Distributions from net investment income	(.24)	(.86)	(.63)	(.54)	(.48)
Tax return of capital	-	(.03)	-	-	-
Total distributions	(.24)	(.89)	(.63)	(.54)	(.48)
Net asset value, end of period	$22.43	$19.51	$25.88	$23.12	$24.68
Total Return D,E,F	16.27%	(21.56)%	14.55%	(4.03)%	.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45% I	.45%	.45%	.45%	.45% I
Expenses net of all reductions	.45% I	.45%	.45%	.45%	.45% I
Net investment income (loss)	3.14% I	3.84%	2.64%	2.39%	3.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,430	$19,507	$20,703	$9,249	$9,872
Portfolio turnover rate J	91% I	91% K	65% K	66%	34% K,L

A For the period February 26, 2019 (commencement of operations) through October 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Based on net asset value.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® International High Dividend ETF
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Enel SpA	3.8
Terna - Rete Elettrica Nazionale	3.3
Telefonica SA	3.0
Daiwa House Industry Co. Ltd.	2.9
Vodafone Group PLC	2.7
Algonquin Power & Utilities Corp.	2.7
Power Assets Holdings Ltd.	2.5
Nintendo Co. Ltd.	2.4
Barrick Gold Corp. (Canada)	2.3
BCE, Inc.	2.3
27.9

Market Sectors (% of Fund's net assets)

Financials	27.0
Materials	14.6
Communication Services	12.7
Utilities	12.3
Industrials	9.8
Real Estate	9.1
Health Care	4.7
Consumer Discretionary	4.3
Consumer Staples	2.6
Information Technology	1.7

Asset Allocation (% of Fund's net assets)

Futures - 1.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International High Dividend ETF
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 5.3%
BCE, Inc.	41,670	2,000,701
Telefonica SA	590,376	2,688,572
		4,689,273
Entertainment - 2.4%
Nintendo Co. Ltd.	48,900	2,054,543
Wireless Telecommunication Services - 5.0%
SoftBank Corp.	177,000	1,990,787
Vodafone Group PLC	1,996,669	2,406,719
		4,397,506
TOTAL COMMUNICATION SERVICES		11,141,322
CONSUMER DISCRETIONARY - 4.3%
Automobile Components - 0.5%
Bridgestone Corp.	6,600	263,583
Compagnie Generale des Etablissements Michelin SCA Series B	5,709	181,708
		445,291
Automobiles - 2.4%
Bayerische Motoren Werke AG (BMW)	3,222	360,831
Honda Motor Co. Ltd.	11,400	300,394
Isuzu Motors Ltd.	17,500	204,476
Mercedes-Benz Group AG (Germany)	4,896	381,498
Stellantis NV (Italy)	20,298	336,135
Toyota Motor Corp.	37,435	510,534
		2,093,868
Broadline Retail - 0.4%
Canadian Tire Ltd. Class A (non-vtg.)	1,138	149,023
Wesfarmers Ltd.	5,967	204,933
		353,956
Household Durables - 0.3%
Persimmon PLC	16,567	273,615
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	661	635,607
TOTAL CONSUMER DISCRETIONARY		3,802,337
CONSUMER STAPLES - 2.6%
Consumer Staples Distribution & Retail - 0.6%
Coles Group Ltd.	15,812	190,178
Kesko Oyj	5,845	121,992
Koninklijke Ahold Delhaize NV	5,595	192,842
		505,012
Food Products - 0.9%
Danone SA	3,122	206,767
Nestle SA (Reg. S)	4,635	596,371
		803,138
Personal Care Products - 0.3%
Unilever PLC	5,359	298,831
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	5,472	201,312
Imperial Brands PLC	5,177	128,025
Japan Tobacco, Inc.	16,600	356,407
		685,744
TOTAL CONSUMER STAPLES		2,292,725
FINANCIALS - 27.0%
Banks - 18.7%
ANZ Group Holdings Ltd.	76,081	1,224,272
Bank of Montreal	12,355	1,112,524
Bank of Nova Scotia	22,080	1,100,988
Barclays PLC	505,313	1,015,443
BNP Paribas SA	19,967	1,291,533
Canadian Imperial Bank of Commerce	23,814	997,298
Credit Agricole SA	86,185	1,054,623
ING Groep NV (Certificaten Van Aandelen)	88,344	1,092,356
Intesa Sanpaolo SpA	445,839	1,173,666
KBC Group NV	14,524	1,038,715
Nordea Bank ABP	97,931	1,086,695
Oversea-Chinese Banking Corp. Ltd.	117,900	1,111,706
Societe Generale Series A	36,195	880,103
United Overseas Bank Ltd.	50,200	1,061,833
Westpac Banking Corp.	82,903	1,231,051
		16,472,806
Capital Markets - 3.0%
Daiwa Securities Group, Inc.	292,700	1,352,097
SBI Holdings, Inc. Japan	65,000	1,263,577
		2,615,674
Financial Services - 1.2%
M&G PLC	401,898	1,036,054
Insurance - 4.1%
Allianz SE	6,007	1,508,387
Legal & General Group PLC	343,424	1,010,492
Manulife Financial Corp.	54,704	1,078,915
		3,597,794
TOTAL FINANCIALS		23,722,328
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 0.4%
Koninklijke Philips Electronics NV	16,413	345,837
Health Care Providers & Services - 0.8%
Fresenius SE & Co. KGaA	9,843	284,924
Galenica AG (a)	1,117	100,336
Sonic Healthcare Ltd.	12,692	297,253
		682,513
Pharmaceuticals - 3.5%
Astellas Pharma, Inc.	20,400	306,828
Bayer AG	6,194	408,649
GSK PLC	22,934	415,379
Novartis AG	5,513	564,462
Roche Holding AG (participation certificate)	1,673	526,965
Sanofi SA	5,025	554,760
Takeda Pharmaceutical Co. Ltd.	11,000	364,499
		3,141,542
TOTAL HEALTH CARE		4,169,892
INDUSTRIALS - 9.8%
Aerospace & Defense - 0.6%
BAE Systems PLC	43,316	552,061
Air Freight & Logistics - 0.8%
Deutsche Post AG	15,635	751,200
Construction & Engineering - 2.1%
ACS Actividades de Construccion y Servicios SA	13,582	467,829
Bouygues SA	16,219	594,472
VINCI SA	6,155	762,412
		1,824,713
Ground Transportation - 0.6%
Canadian National Railway Co.	4,204	500,587
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	6,267	389,439
Jardine Matheson Holdings Ltd.	6,782	326,892
		716,331
Machinery - 0.8%
Volvo AB (B Shares)	32,899	676,118
Marine Transportation - 2.0%
A.P. Moller - Maersk A/S Series B	190	343,201
Kawasaki Kisen Kaisha Ltd.	21,600	511,585
Mitsui OSK Lines Ltd.	18,800	463,908
Nippon Yusen KK	19,800	465,754
		1,784,448
Professional Services - 0.5%
Adecco SA (Reg.)	11,725	402,184
Trading Companies & Distributors - 1.6%
Finning International, Inc.	10,721	277,530
Mitsubishi Corp.	17,800	655,972
Sumitomo Corp.	29,200	520,460
		1,453,962
TOTAL INDUSTRIALS		8,661,604
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Ericsson (B Shares)	16,056	88,238
Nokia Corp.	21,434	90,914
		179,152
Electronic Equipment, Instruments & Components - 0.3%
Kyocera Corp.	3,000	156,670
Venture Corp. Ltd.	11,900	151,365
		308,035
IT Services - 0.1%
TietoEVRY Oyj	2,594	82,935
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV (Netherlands)	510	322,903
Tokyo Electron Ltd.	1,500	170,694
		493,597
Software - 0.3%
SAP SE	1,708	231,669
Technology Hardware, Storage & Peripherals - 0.2%
Canon, Inc.	6,800	161,704
TOTAL INFORMATION TECHNOLOGY		1,457,092
MATERIALS - 14.6%
Chemicals - 3.6%
BASF AG	32,218	1,666,392
Covestro AG (a)	35,109	1,542,274
		3,208,666
Metals & Mining - 11.0%
Anglo American PLC (United Kingdom)	45,682	1,403,863
Barrick Gold Corp. (Canada)	105,619	2,006,006
BHP Group Ltd.	60,211	1,766,696
JFE Holdings, Inc.	137,500	1,617,706
Rio Tinto Ltd.	15,655	1,161,294
Rio Tinto PLC	27,098	1,719,663
		9,675,228
TOTAL MATERIALS		12,883,894
REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 2.2%
CapitaMall Trust	1,249,000	1,900,438
Real Estate Management & Development - 6.9%
Daiwa House Industry Co. Ltd.	99,900	2,536,293
New World Development Co. Ltd.	704,000	1,869,884
Vonovia SE	76,465	1,656,691
		6,062,868
TOTAL REAL ESTATE		7,963,306
UTILITIES - 12.3%
Electric Utilities - 9.6%
Enel SpA	485,412	3,322,011
Power Assets Holdings Ltd.	393,000	2,242,882
Terna - Rete Elettrica Nazionale	329,761	2,861,481
		8,426,374
Multi-Utilities - 2.7%
Algonquin Power & Utilities Corp.	280,477	2,382,286
TOTAL UTILITIES		10,808,660
TOTAL COMMON STOCKS (Cost $92,568,566)		86,903,160

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (b) (Cost $79,478)	79,462	79,478

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $92,648,044)	86,982,638
NET OTHER ASSETS (LIABILITIES) - 1.1%	1,008,121
NET ASSETS - 100.0%	87,990,759

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	Jun 2023	1,074,800	51,442	51,442

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,642,610 or 1.9% of net assets.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	48,989	2,949,480	2,918,991	1,419	-	-	79,478	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	2,333,247	2,333,247	3,998	-	-	-	0.0%
Total	48,989	5,282,727	5,252,238	5,417	-	-	79,478

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,141,322	2,000,701	9,140,621	-
Consumer Discretionary	3,802,337	1,119,604	2,682,733	-
Consumer Staples	2,292,725	314,834	1,977,891	-
Financials	23,722,328	9,554,037	14,168,291	-
Health Care	4,169,892	385,260	3,784,632	-
Industrials	8,661,604	4,070,571	4,591,033	-
Information Technology	1,457,092	405,838	1,051,254	-
Materials	12,883,894	3,672,398	9,211,496	-
Real Estate	7,963,306	-	7,963,306	-
Utilities	10,808,660	5,243,767	5,564,893	-

Money Market Funds	79,478	79,478	-	-
Total Investments in Securities:	86,982,638	26,846,488	60,136,150	-
Derivative Instruments:

Assets
Futures Contracts	51,442	51,442	-	-
Total Assets	51,442	51,442	-	-
Total Derivative Instruments:	51,442	51,442	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	51,442	0
Total Equity Risk	51,442	0
Total Value of Derivatives	51,442	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International High Dividend ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $92,568,566)	$86,903,160
Fidelity Central Funds (cost $79,478)	79,478

Total Investment in Securities (cost $92,648,044)		$86,982,638
Segregated cash with brokers for derivative instruments		26,927
Foreign currency held at value (cost $98,616)		99,215
Dividends receivable		692,958
Reclaims receivable		217,812
Distributions receivable from Fidelity Central Funds		315
Total assets		88,019,865
Liabilities
Accrued management fee	$28,288
Payable for daily variation margin on futures contracts	818
Total Liabilities		29,106
Net Assets		$87,990,759
Net Assets consist of:
Paid in capital		$102,886,011
Total accumulated earnings (loss)		(14,895,252)
Net Assets		$87,990,759
Net Asset Value , offering price and redemption price per share ($87,990,759 ÷ 4,500,000 shares)		$19.55

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$2,449,568
Income from Fidelity Central Funds (including $3,998 from security lending)		5,417
Income before foreign taxes withheld		$2,454,985
Less foreign taxes withheld		(262,125)
Total Income		2,192,860
Expenses
Management fee	$172,984
Independent trustees' fees and expenses	281
Total expenses before reductions	173,265
Expense reductions	(173)
Total expenses after reductions		173,092
Net Investment income (loss)		2,019,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,526,277)
Redemptions in-kind	(197,460)
Foreign currency transactions	(112,044)
Futures contracts	83,537
Total net realized gain (loss)		(1,752,244)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,398,071
Assets and liabilities in foreign currencies	192,473
Futures contracts	52,448
Total change in net unrealized appreciation (depreciation)		14,642,992
Net gain (loss)		12,890,748
Net increase (decrease) in net assets resulting from operations		$14,910,516
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,019,768	$4,486,859
Net realized gain (loss)	(1,752,244)	5,237,224
Change in net unrealized appreciation (depreciation)	14,642,992	(26,568,820)
Net increase (decrease) in net assets resulting from operations	14,910,516	(16,844,737)
Distributions to shareholders	(2,119,700)	(4,783,300)
Share transactions
Proceeds from sales of shares	-	55,975,704
Cost of shares redeemed	(5,529,770)	(35,815,029)
Net increase (decrease) in net assets resulting from share transactions	(5,529,770)	20,160,675
Total increase (decrease) in net assets	7,261,046	(1,467,362)

Net Assets
Beginning of period	80,729,713	82,197,075
End of period	$87,990,759	$80,729,713

Other Information
Shares
Sold	-	2,600,000
Redeemed	(300,000)	(1,700,000)
Net increase (decrease)	(300,000)	900,000

Financial Highlights
Fidelity® International High Dividend ETF

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$16.82	$21.08	$15.10	$20.96	$20.56	$25.08
Income from Investment Operations
Net investment income (loss) B,C	.43	.97	.77	.60	1.04	.82
Net realized and unrealized gain (loss)	2.75	(4.22)	5.95	(5.81)	.31	(4.63)
Total from investment operations	3.18	(3.25)	6.72	(5.21)	1.35	(3.81)
Distributions from net investment income	(.45)	(1.01)	(.74)	(.65)	(.95)	(.71)
Total distributions	(.45)	(1.01)	(.74)	(.65)	(.95)	(.71)
Net asset value, end of period	$19.55	$16.82	$21.08	$15.10	$20.96	$20.56
Total Return D,E,F	19.17%	(15.83)%	44.78%	(24.98)%	6.84%	(15.44)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.39%	.39%	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39% I	.39%	.39%	.39%	.39%	.39% I
Expenses net of all reductions	.39% I	.39%	.39%	.39%	.39%	.39% I
Net investment income (loss)	4.56% I	4.96%	3.82%	3.38%	5.07%	4.59% I
Supplemental Data
Net assets, end of period (000 omitted)	$87,991	$80,730	$82,197	$45,290	$44,022	$18,500
Portfolio turnover rate J,K	124% I	71%	67%	82%	47%	42% L

A For the period January 16, 2018 (commencement of operations) through October 31, 2018.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Based on net asset value.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity® International Multifactor ETF
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B	1.9
Novartis AG	1.6
AstraZeneca PLC (United Kingdom)	1.6
Roche Holding AG (participation certificate)	1.5
PSP Swiss Property AG	1.5
Sino Land Ltd.	1.5
Advance Residence Investment Corp.	1.4
Engie SA	1.4
L'Oreal SA	1.3
SSE PLC	1.3
15.0

Market Sectors (% of Fund's net assets)

Health Care	16.5
Financials	15.3
Consumer Staples	14.9
Industrials	12.2
Communication Services	8.9
Utilities	8.3
Consumer Discretionary	6.8
Real Estate	6.7
Materials	3.9
Information Technology	3.7
Energy	1.6

Asset Allocation (% of Fund's net assets)

Futures - 1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Multifactor ETF
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 4.2%
Koninklijke KPN NV	57,048	208,404
Nippon Telegraph & Telephone Corp.	7,300	222,434
Swisscom AG	336	231,412
Telstra Group Ltd.	78,828	227,649
		889,899
Entertainment - 0.8%
Nexon Co. Ltd.	7,800	175,860
Interactive Media & Services - 1.8%
Auto Trader Group PLC (a)	24,308	194,193
Rightmove PLC	25,104	181,179
		375,372
Media - 1.0%
Publicis Groupe SA	2,612	213,736
Wireless Telecommunication Services - 1.1%
KDDI Corp.	7,500	233,981
TOTAL COMMUNICATION SERVICES		1,888,848
CONSUMER DISCRETIONARY - 6.8%
Automobile Components - 0.3%
Niterra Co. Ltd.	3,000	62,439
Automobiles - 0.3%
Ferrari NV (Italy)	243	67,685
Broadline Retail - 0.9%
Dollarama, Inc.	850	52,593
Prosus NV	1,308	98,006
Wesfarmers Ltd.	1,430	49,112
		199,711
Distributors - 0.2%
D'ieteren Group	229	43,105
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	2,850	75,118
InterContinental Hotel Group PLC	657	45,088
La Francaise des Jeux SAEM (a)	470	20,101
Sodexo SA	230	24,681
		164,988
Household Durables - 0.7%
Sekisui House Ltd.	3,500	71,714
Sumitomo Forestry Co. Ltd.	3,300	70,888
		142,602
Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	3,000	67,815
SHIMANO, Inc.	400	61,749
		129,564
Specialty Retail - 1.2%
Fast Retailing Co. Ltd.	400	94,033
Industria de Diseno Textil SA	2,090	71,897
JB Hi-Fi Ltd.	754	22,149
USS Co. Ltd.	3,600	60,227
		248,306
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	33	71,654
LVMH Moet Hennessy Louis Vuitton SE	197	189,432
Moncler SpA	796	59,019
Swatch Group AG (Bearer)	142	48,596
		368,701
TOTAL CONSUMER DISCRETIONARY		1,427,101
CONSUMER STAPLES - 14.9%
Beverages - 3.8%
Coca-Cola HBC AG	3,556	108,342
Diageo PLC	4,423	201,357
Heineken Holding NV	1,603	153,876
Heineken NV (Bearer)	1,498	172,077
Suntory Beverage & Food Ltd.	4,200	157,618
		793,270
Consumer Staples Distribution & Retail - 3.0%
Jeronimo Martins SGPS SA	6,128	154,926
Koninklijke Ahold Delhaize NV	5,324	183,502
Loblaw Companies Ltd.	1,614	151,642
Metro, Inc.	2,650	150,876
		640,946
Food Products - 2.0%
JDE Peet's BV	4,222	128,646
Orkla ASA	17,524	125,557
Toyo Suisan Kaisha Ltd.	3,500	156,024
		410,227
Household Products - 0.8%
Essity AB (B Shares)	5,358	162,298
Personal Care Products - 3.2%
Beiersdorf AG	1,126	157,377
L'Oreal SA	579	276,621
Unilever PLC	4,485	250,094
		684,092
Tobacco - 2.1%
British American Tobacco PLC (United Kingdom)	4,561	167,797
Imperial Brands PLC	4,270	105,595
Japan Tobacco, Inc.	7,900	169,615
		443,007
TOTAL CONSUMER STAPLES		3,133,840
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	5,975	40,133
Canadian Natural Resources Ltd.	683	41,575
Crescent Point Energy Corp.	3,079	22,747
Eni SpA	917	13,916
Equinor ASA	387	11,040
Galp Energia SGPS SA Class B	285	3,458
INPEX Corp.	3,100	33,535
Repsol SA	573	8,442
Shell PLC (London)	2,267	69,867
TotalEnergies SE	793	50,725
Tourmaline Oil Corp.	550	24,684
Whitecap Resources, Inc.	2,788	21,954
		342,076
FINANCIALS - 15.3%
Banks - 7.5%
Banco de Sabadell SA	47,624	49,675
Bank Hapoalim BM (Reg.)	7,069	60,203
Bank Leumi le-Israel BM	7,395	57,916
Bank of Montreal	925	83,293
Barclays PLC	44,069	88,558
CaixaBank SA	16,360	60,542
Commonwealth Bank of Australia	1,984	130,274
DBS Group Holdings Ltd.	3,300	81,180
Israel Discount Bank Ltd. (Class A)	11,508	56,489
Mizrahi Tefahot Bank Ltd.	1,675	54,352
Mizuho Financial Group, Inc.	5,700	82,257
National Bank of Canada	701	52,217
Oversea-Chinese Banking Corp. Ltd.	8,181	77,140
Ringkjoebing Landbobank A/S	398	55,975
Royal Bank of Canada	1,526	151,340
Skandinaviska Enskilda Banken AB (A Shares)	6,832	77,597
Standard Chartered PLC (United Kingdom)	10,757	84,963
The Toronto-Dominion Bank	2,040	123,441
United Overseas Bank Ltd.	3,300	69,802
Westpac Banking Corp.	5,381	79,904
		1,577,118
Capital Markets - 2.0%
Deutsche Borse AG	460	87,806
IG Group Holdings PLC	7,512	69,256
Man Group PLC	23,353	66,689
Singapore Exchange Ltd.	7,200	51,646
TMX Group Ltd.	357	36,119
UBS Group AG	5,574	113,133
		424,649
Financial Services - 1.2%
Challenger Ltd.	8,035	32,019
Edenred SA	731	47,550
Industrivarden AB (A Shares)	2,554	72,906
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,200	57,906
Wise PLC (b)	4,683	32,373
		242,754
Insurance - 4.6%
Allianz SE	584	146,645
Assicurazioni Generali SpA	3,802	79,247
Baloise Holdings AG	367	61,479
Beazley PLC	9,341	69,916
Hannover Reuck SE	331	70,746
Insurance Australia Group Ltd.	13,407	44,123
Intact Financial Corp.	365	55,152
Japan Post Holdings Co. Ltd.	8,300	68,148
Manulife Financial Corp.	3,188	62,876
Medibank Private Ltd.	20,948	49,283
Sompo Holdings, Inc.	1,600	66,425
Tokio Marine Holdings, Inc.	4,300	85,896
Zurich Insurance Group Ltd.	245	118,860
		978,796
TOTAL FINANCIALS		3,223,317
HEALTH CARE - 16.5%
Biotechnology - 0.8%
CSL Ltd.	819	162,685
Health Care Equipment & Supplies - 1.2%
bioMerieux SA	780	81,720
Sonova Holding AG	281	88,968
Straumann Holding AG	536	80,486
		251,174
Health Care Providers & Services - 0.7%
Galenica AG (a)	835	75,005
Sonic Healthcare Ltd.	3,328	77,944
		152,949
Life Sciences Tools & Services - 0.3%
Tecan Group AG	153	66,663
Pharmaceuticals - 13.5%
Astellas Pharma, Inc.	10,100	151,910
AstraZeneca PLC (United Kingdom)	2,320	342,514
GSK PLC	8,769	158,824
Indivior PLC (b)	3,399	65,194
Ipsen SA	763	92,659
Merck KGaA	522	93,676
Novartis AG	3,361	344,124
Novo Nordisk A/S Series B	2,380	396,442
Ono Pharmaceutical Co. Ltd.	5,900	118,897
Orion Oyj (B Shares)	1,549	72,884
Otsuka Holdings Co. Ltd.	4,300	145,297
Recordati SpA	1,855	85,460
Roche Holding AG (participation certificate)	1,012	318,762
Sanofi SA	2,078	229,411
Shionogi & Co. Ltd.	2,800	124,881
UCB SA	1,091	101,681
		2,842,616
TOTAL HEALTH CARE		3,476,087
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.1%
BAE Systems PLC	6,709	85,506
Dassault Aviation SA	355	69,487
Thales SA	529	80,828
		235,821
Air Freight & Logistics - 0.4%
Deutsche Post AG	1,960	94,170
Commercial Services & Supplies - 1.9%
Dai Nippon Printing Co. Ltd.	2,700	77,333
Secom Co. Ltd.	1,100	70,266
Securitas AB (B Shares)	5,024	44,964
SPIE SA	2,126	66,376
Toppan, Inc.	3,900	82,545
Waste Connections, Inc. (Canada)	422	58,638
		400,122
Construction & Engineering - 1.5%
Kajima Corp.	5,300	69,867
Obayashi Corp.	8,200	68,170
Taisei Corp.	1,900	64,396
VINCI SA	940	116,437
		318,870
Ground Transportation - 0.8%
Canadian National Railway Co.	728	86,686
Canadian Pacific Kansas City Ltd.	1,110	87,405
		174,091
Industrial Conglomerates - 0.5%
Jardine Matheson Holdings Ltd.	1,977	95,291
Machinery - 2.0%
Atlas Copco AB (A Shares)	6,829	98,601
Bucher Industries AG	141	63,494
Epiroc AB (A Shares)	3,046	60,877
GEA Group AG	1,295	60,819
Knorr-Bremse AG	829	58,061
Kone OYJ (B Shares)	1,433	81,791
		423,643
Marine Transportation - 0.3%
A.P. Moller - Maersk A/S Series B	34	61,415
Professional Services - 1.9%
Bureau Veritas SA	2,181	62,941
DKSH Holding AG	754	60,105
Experian PLC	1,862	65,764
RELX PLC (London Stock Exchange)	2,985	99,274
Wolters Kluwer NV	770	102,137
		390,221
Trading Companies & Distributors - 1.8%
Itochu Corp.	3,000	98,968
Mitsubishi Corp.	2,900	106,872
Mitsui & Co. Ltd.	3,300	102,491
Sojitz Corp.	3,100	64,930
		373,261
TOTAL INDUSTRIALS		2,566,905
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.2%
Ericsson (B Shares)	6,972	38,316
IT Services - 1.1%
CGI, Inc. Class A (sub. vtg.) (b)	491	49,781
OBIC Co. Ltd.	300	46,069
Otsuka Corp.	1,400	50,740
TietoEVRY Oyj	1,070	34,210
TIS, Inc.	1,800	49,176
		229,976
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV (Netherlands)	270	170,949
Tower Semiconductor Ltd. (b)	832	36,516
		207,465
Software - 1.1%
Constellation Software, Inc.	29	56,700
NICE Ltd. (b)	179	36,682
Sage Group PLC	3,913	40,261
SimCorp A/S	462	50,057
Trend Micro, Inc.	1,100	53,479
		237,179
Technology Hardware, Storage & Peripherals - 0.3%
Canon, Inc.	2,700	64,206
TOTAL INFORMATION TECHNOLOGY		777,142
MATERIALS - 3.9%
Chemicals - 1.0%
Incitec Pivot Ltd.	8,718	18,379
Nissan Chemical Corp.	1,200	53,053
Nutrien Ltd.	693	48,024
Tosoh Corp.	4,300	57,190
Yara International ASA	876	35,135
		211,781
Containers & Packaging - 0.2%
Verallia SA (a)	979	39,796
Metals & Mining - 2.4%
Anglo American PLC (United Kingdom)	1,611	49,508
Antofagasta PLC	1,847	33,905
ArcelorMittal SA (Netherlands)	1,456	41,327
BHP Group Ltd.	3,441	100,965
Glencore PLC	12,216	72,012
Rio Tinto Ltd.	418	31,007
Rio Tinto PLC	1,080	68,538
South32 Ltd.	8,127	22,772
SSAB AB (B Shares)	5,620	37,871
Teck Resources Ltd. Class B (sub. vtg.)	1,036	48,206
		506,111
Paper & Forest Products - 0.3%
UPM-Kymmene Corp.	1,248	39,818
West Fraser Timber Co. Ltd.	406	29,336
		69,154
TOTAL MATERIALS		826,842
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Advance Residence Investment Corp.	110	285,169
CapitaMall Trust	163,000	248,016
		533,185
Real Estate Management & Development - 4.2%
Daito Trust Construction Co. Ltd.	2,800	264,650
PSP Swiss Property AG	2,644	312,212
Sino Land Ltd.	231,322	311,184
		888,046
TOTAL REAL ESTATE		1,421,231
UTILITIES - 8.3%
Electric Utilities - 3.4%
Elia Group SA/NV	1,578	216,719
Red Electrica Corporacion SA	12,782	232,907
SSE PLC	11,468	264,860
		714,486
Gas Utilities - 2.4%
Osaka Gas Co. Ltd.	15,800	261,544
Snam SpA	44,537	247,811
		509,355
Multi-Utilities - 2.5%
Canadian Utilities Ltd. Class A (non-vtg.)	8,212	237,163
Engie SA	17,773	284,824
		521,987
TOTAL UTILITIES		1,745,828
TOTAL COMMON STOCKS (Cost $19,581,777)		20,829,217

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c) (Cost $61,554)	61,542	61,554

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $19,643,331)	20,890,771
NET OTHER ASSETS (LIABILITIES) - 0.9%	189,285
NET ASSETS - 100.0%	21,080,056

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Jun 2023	214,960	10,105	10,105

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $329,095 or 1.6% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	533,645	472,091	866	-	-	61,554	0.0%
Total	-	533,645	472,091	866	-	-	61,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,888,848	412,591	1,476,257	-
Consumer Discretionary	1,427,101	459,331	967,770	-
Consumer Staples	3,133,840	1,925,740	1,208,100	-
Energy	342,076	122,860	219,216	-
Financials	3,223,317	1,863,763	1,359,554	-
Health Care	3,476,087	823,910	2,652,177	-
Industrials	2,566,905	1,298,044	1,268,861	-
Information Technology	777,142	475,156	301,986	-
Materials	826,842	353,418	473,424	-
Real Estate	1,421,231	312,212	1,109,019	-
Utilities	1,745,828	1,219,424	526,404	-

Money Market Funds	61,554	61,554	-	-
Total Investments in Securities:	20,890,771	9,328,003	11,562,768	-
Derivative Instruments:

Assets
Futures Contracts	10,105	10,105	-	-
Total Assets	10,105	10,105	-	-
Total Derivative Instruments:	10,105	10,105	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,105	0
Total Equity Risk	10,105	0
Total Value of Derivatives	10,105	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,581,777)	$20,829,217
Fidelity Central Funds (cost $61,554)	61,554

Total Investment in Securities (cost $19,643,331)		$20,890,771
Segregated cash with brokers for derivative instruments		6,684
Cash		21,385
Foreign currency held at value (cost $37,182)		37,142
Dividends receivable		99,569
Reclaims receivable		47,897
Distributions receivable from Fidelity Central Funds		172
Other receivables		21
Total assets		21,103,641
Liabilities
Payable for investments purchased	$16,606
Accrued management fee	6,769
Payable for daily variation margin on futures contracts	210
Total Liabilities		23,585
Net Assets		$21,080,056
Net Assets consist of:
Paid in capital		$21,409,362
Total accumulated earnings (loss)		(329,306)
Net Assets		$21,080,056
Net Asset Value , offering price and redemption price per share ($21,080,056 ÷ 800,000 shares)		$26.35

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$371,803
Income from Fidelity Central Funds		866
Income before foreign taxes withheld		$372,669
Less foreign taxes withheld		(41,640)
Total Income		331,029
Expenses
Management fee	$34,323
Independent trustees' fees and expenses	51
Total expenses before reductions	34,374
Expense reductions	(129)
Total expenses after reductions		34,245
Net Investment income (loss)		296,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(52,356)
Foreign currency transactions	3,164
Futures contracts	4,204
Total net realized gain (loss)		(44,988)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,802,491
Assets and liabilities in foreign currencies	35,561
Futures contracts	14,833
Total change in net unrealized appreciation (depreciation)		2,852,885
Net gain (loss)		2,807,897
Net increase (decrease) in net assets resulting from operations		$3,104,681
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$296,784	$389,711
Net realized gain (loss)	(44,988)	(1,163,840)
Change in net unrealized appreciation (depreciation)	2,852,885	(3,143,159)
Net increase (decrease) in net assets resulting from operations	3,104,681	(3,917,288)
Distributions to shareholders	(202,400)	(524,400)
Share transactions
Proceeds from sales of shares	4,935,163	2,824,049
Cost of shares redeemed	-	(2,787,735)
Net increase (decrease) in net assets resulting from share transactions	4,935,163	36,314
Total increase (decrease) in net assets	7,837,444	(4,405,374)

Net Assets
Beginning of period	13,242,612	17,647,986
End of period	$21,080,056	$13,242,612

Other Information
Shares
Sold	200,000	100,000
Redeemed	-	(100,000)
Net increase (decrease)	200,000	-

Financial Highlights
Fidelity® International Multifactor ETF

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$22.07	$29.41	$24.01	$26.18	$25.05
Income from Investment Operations
Net investment income (loss) B,C	.42	.65	.65	.57	.55
Net realized and unrealized gain (loss)	4.13	(7.12)	5.34	(2.07)	1.12
Total from investment operations	4.55	(6.47)	5.99	(1.50)	1.67
Distributions from net investment income	(.27)	(.87)	(.59)	(.67)	(.54)
Total distributions	(.27)	(.87)	(.59)	(.67)	(.54)
Net asset value, end of period	$26.35	$22.07	$29.41	$24.01	$26.18
Total Return D,E,F	20.71%	(22.36)%	25.08%	(5.73)%	6.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39% I	.39%	.39%	.39%	.39% I
Expenses net of all reductions	.39% I	.39%	.39%	.39%	.39% I
Net investment income (loss)	3.38% I	2.51%	2.28%	2.29%	3.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$21,080	$13,243	$17,648	$7,202	$10,473
Portfolio turnover rate J,K	50% I	61%	74%	69%	35% L

A For the period February 26, 2019 (commencement of operations) through October 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Based on net asset value.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® International Value Factor ETF
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands)	1.8
Sanofi SA	1.7
Novartis AG	1.6
Shell PLC (London)	1.6
Roche Holding AG (participation certificate)	1.5
Japan Tobacco, Inc.	1.5
Deutsche Post AG	1.4
Teck Resources Ltd. Class B (sub. vtg.)	1.4
Sony Group Corp.	1.4
Koninklijke Ahold Delhaize NV	1.3
15.2

Market Sectors (% of Fund's net assets)

Financials	19.4
Industrials	16.0
Health Care	11.8
Consumer Discretionary	10.9
Consumer Staples	9.8
Information Technology	8.0
Materials	7.8
Energy	5.8
Communication Services	4.2
Utilities	3.4
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Futures - 0.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Value Factor ETF
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.5%
Deutsche Telekom AG	23,302	562,872
Nippon Telegraph & Telephone Corp.	11,100	338,221
Singapore Telecommunications Ltd.	137,200	262,234
		1,163,327
Wireless Telecommunication Services - 1.7%
KDDI Corp.	11,700	365,010
Vodafone Group PLC	348,325	419,860
		784,870
TOTAL COMMUNICATION SERVICES		1,948,197
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 4.6%
Honda Motor Co. Ltd.	17,300	455,862
Mazda Motor Corp.	42,000	374,457
Mercedes-Benz Group AG (Germany)	5,878	458,016
Renault SA	11,989	445,122
Stellantis NV (Italy)	24,043	398,152
		2,131,609
Broadline Retail - 1.5%
Canadian Tire Ltd. Class A (non-vtg.)	1,506	197,213
Prosus NV	6,739	504,943
		702,156
Hotels, Restaurants & Leisure - 1.8%
Aristocrat Leisure Ltd.	11,129	278,813
Sodexo SA	5,282	566,805
		845,618
Household Durables - 2.2%
Sony Group Corp.	6,800	640,723
Sumitomo Forestry Co. Ltd.	18,000	386,663
		1,027,386
Specialty Retail - 0.8%
Kingfisher PLC	115,597	374,132
TOTAL CONSUMER DISCRETIONARY		5,080,901
CONSUMER STAPLES - 9.8%
Beverages - 1.2%
Heineken Holding NV	5,653	542,647
Consumer Staples Distribution & Retail - 3.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	8,715	434,497
Carrefour SA	25,019	520,932
Koninklijke Ahold Delhaize NV	17,750	611,787
		1,567,216
Household Products - 1.2%
Essity AB (B Shares)	18,544	561,712
Personal Care Products - 1.2%
Unilever PLC	10,345	576,862
Tobacco - 2.8%
British American Tobacco PLC (United Kingdom)	10,561	388,534
Imperial Brands PLC	10,005	247,419
Japan Tobacco, Inc.	31,700	680,608
		1,316,561
TOTAL CONSUMER STAPLES		4,564,998
ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Eni SpA	17,945	272,326
INPEX Corp.	25,600	276,935
Shell PLC (London)	23,901	736,609
Suncor Energy, Inc.	14,408	450,628
TotalEnergies SE	9,072	580,297
Tourmaline Oil Corp.	8,908	399,786
		2,716,581
FINANCIALS - 19.4%
Banks - 8.7%
Banco Santander SA (Spain)	126,555	445,207
Bank of Nova Scotia	7,746	386,243
Barclays PLC	135,537	272,366
BNP Paribas SA	7,554	488,618
HSBC Holdings PLC (United Kingdom)	81,070	584,684
Mizuho Financial Group, Inc.	35,600	513,744
Oversea-Chinese Banking Corp. Ltd.	31,300	295,135
Societe Generale Series A	12,545	305,039
Standard Chartered PLC (United Kingdom)	33,557	265,045
The Toronto-Dominion Bank	8,343	504,837
		4,060,918
Capital Markets - 2.9%
Deutsche Bank AG	30,532	335,152
Macquarie Group Ltd.	4,267	514,904
UBS Group AG	23,372	474,372
		1,324,428
Financial Services - 1.0%
Investor AB (B Shares)	21,244	455,232
Insurance - 6.8%
AIA Group Ltd.	48,800	528,104
Allianz SE	2,332	585,576
Japan Post Holdings Co. Ltd.	58,300	478,680
Manulife Financial Corp.	18,058	356,154
QBE Insurance Group Ltd.	52,146	528,282
SCOR SE	13,624	352,258
Sun Life Financial, Inc.	6,687	327,669
		3,156,723
TOTAL FINANCIALS		8,997,301
HEALTH CARE - 11.8%
Health Care Equipment & Supplies - 1.1%
Koninklijke Philips Electronics NV	24,145	508,758
Health Care Providers & Services - 3.1%
Fresenius Medical Care AG & Co. KGaA	10,731	521,743
Fresenius SE & Co. KGaA	14,469	418,832
Galenica AG (a)	1,473	132,314
Sonic Healthcare Ltd.	16,612	389,062
		1,461,951
Pharmaceuticals - 7.6%
Merck KGaA	2,312	414,900
Novartis AG	7,233	740,569
Otsuka Holdings Co. Ltd.	12,000	405,479
Roche Holding AG (participation certificate)	2,184	687,921
Sanofi SA	7,100	783,840
Takeda Pharmaceutical Co. Ltd.	14,700	487,103
		3,519,812
TOTAL HEALTH CARE		5,490,521
INDUSTRIALS - 16.0%
Aerospace & Defense - 0.9%
BAE Systems PLC	31,221	397,911
Air Freight & Logistics - 1.4%
Deutsche Post AG	13,652	655,925
Building Products - 1.2%
Compagnie de Saint-Gobain	9,573	554,006
Construction & Engineering - 1.2%
Bouygues SA	15,308	561,081
Ground Transportation - 1.5%
Canadian National Railway Co.	2,941	350,196
Canadian Pacific Kansas City Ltd.	4,467	351,748
		701,944
Industrial Conglomerates - 0.6%
Jardine Matheson Holdings Ltd.	5,900	284,380
Machinery - 2.0%
CNH Industrial NV	22,591	317,866
Volvo AB (B Shares)	28,779	591,446
		909,312
Marine Transportation - 2.2%
A.P. Moller - Maersk A/S Series B	160	289,011
Mitsui OSK Lines Ltd.	15,200	375,074
Nippon Yusen KK	16,000	376,367
		1,040,452
Professional Services - 1.7%
Adecco SA (Reg.)	10,229	350,869
RELX PLC (London Stock Exchange)	12,755	424,200
		775,069
Trading Companies & Distributors - 3.3%
Itochu Corp.	15,100	498,140
Mitsubishi Corp.	14,500	534,359
Mitsui & Co. Ltd.	16,200	503,138
		1,535,637
TOTAL INDUSTRIALS		7,415,717
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.9%
Ericsson (B Shares)	38,886	213,703
Nokia Corp.	52,182	221,334
		435,037
IT Services - 3.3%
Capgemini SA	1,313	239,031
CGI, Inc. Class A (sub. vtg.) (b)	4,850	491,723
Fujitsu Ltd.	3,000	397,900
NEC Corp.	10,600	405,581
		1,534,235
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV (Netherlands)	1,289	816,127
Sumco Corp.	25,000	342,415
		1,158,542
Software - 1.3%
SAP SE	4,271	579,308
TOTAL INFORMATION TECHNOLOGY		3,707,122
MATERIALS - 7.8%
Metals & Mining - 7.8%
Anglo American PLC (United Kingdom)	12,149	373,353
ArcelorMittal SA (Netherlands)	13,207	374,865
BHP Group Ltd.	17,943	526,479
Glencore PLC	84,901	500,480
Nippon Steel & Sumitomo Metal Corp.	23,100	490,789
Rio Tinto Ltd.	2,981	221,132
Rio Tinto PLC	7,569	480,335
Teck Resources Ltd. Class B (sub. vtg.)	14,070	654,691
		3,622,124
REAL ESTATE - 1.9%
Real Estate Management & Development - 1.9%
CK Asset Holdings Ltd.	32,500	191,690
Daiwa House Industry Co. Ltd.	13,500	342,742
Hongkong Land Holdings Ltd.	28,200	124,926
Vonovia SE	10,047	217,678
		877,036
UTILITIES - 3.4%
Electric Utilities - 0.6%
Kansai Electric Power Co., Inc.	26,700	288,246
Independent Power and Renewable Electricity Producers - 1.5%
Northland Power, Inc.	6,724	164,890
RWE AG	11,846	556,468
		721,358
Multi-Utilities - 1.3%
Engie SA	36,778	589,392
TOTAL UTILITIES		1,598,996
TOTAL COMMON STOCKS (Cost $45,220,058)		46,019,494

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $45,220,058)	46,019,494
NET OTHER ASSETS (LIABILITIES) - 1.0%	484,166
NET ASSETS - 100.0%	46,503,660

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Jun 2023	429,920	23,395	23,395

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,314 or 0.3% of net assets.

(b)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	34,107	1,103,898	1,138,005	830	-	-	-	0.0%
Total	34,107	1,103,898	1,138,005	830	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,948,197	-	1,948,197	-
Consumer Discretionary	5,080,901	1,607,292	3,473,609	-
Consumer Staples	4,564,998	2,150,643	2,414,355	-
Energy	2,716,581	850,414	1,866,167	-
Financials	8,997,301	3,902,169	5,095,132	-
Health Care	5,490,521	966,046	4,524,475	-
Industrials	7,415,717	2,947,406	4,468,311	-
Information Technology	3,707,122	1,546,881	2,160,241	-
Materials	3,622,124	1,029,556	2,592,568	-
Real Estate	877,036	-	877,036	-
Utilities	1,598,996	1,310,750	288,246	-
Total Investments in Securities:	46,019,494	16,311,157	29,708,337	-
Derivative Instruments:

Assets
Futures Contracts	23,395	23,395	-	-
Total Assets	23,395	23,395	-	-
Total Derivative Instruments:	23,395	23,395	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	23,395	0
Total Equity Risk	23,395	0
Total Value of Derivatives	23,395	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Value Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $45,220,058):		$46,019,494
Segregated cash with brokers for derivative instruments		13,464
Cash		31,626
Foreign currency held at value (cost $49,451)		49,742
Receivable for investments sold		18,555
Dividends receivable		309,239
Reclaims receivable		101,733
Distributions receivable from Fidelity Central Funds		137
Other receivables		49
Total assets		46,544,039
Liabilities
Payable for investments purchased	$24,982
Accrued management fee	14,977
Payable for daily variation margin on futures contracts	420
Total Liabilities		40,379
Net Assets		$46,503,660
Net Assets consist of:
Paid in capital		$49,554,363
Total accumulated earnings (loss)		(3,050,703)
Net Assets		$46,503,660
Net Asset Value , offering price and redemption price per share ($46,503,660 ÷ 2,000,000 shares)		$23.25

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$996,110
Income from Fidelity Central Funds		830
Income before foreign taxes withheld		$996,940
Less foreign taxes withheld		(96,942)
Total Income		899,998
Expenses
Management fee	$84,339
Independent trustees' fees and expenses	129
Total expenses before reductions	84,468
Expense reductions	(136)
Total expenses after reductions		84,332
Net Investment income (loss)		815,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	1,707,252
Unaffiliated issuers	(382,215)
Foreign currency transactions	(34,519)
Futures contracts	50,078
Total net realized gain (loss)		1,340,596
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,800,007
Assets and liabilities in foreign currencies	83,957
Futures contracts	10,219
Total change in net unrealized appreciation (depreciation)		6,894,183
Net gain (loss)		8,234,779
Net increase (decrease) in net assets resulting from operations		$9,050,445
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$815,666	$1,515,077
Net realized gain (loss)	1,340,596	(1,837,712)
Change in net unrealized appreciation (depreciation)	6,894,183	(8,191,270)
Net increase (decrease) in net assets resulting from operations	9,050,445	(8,513,905)
Distributions to shareholders	(593,800)	(1,749,900)
Share transactions
Proceeds from sales of shares	9,153,839	18,476,821
Cost of shares redeemed	(8,989,408)	(11,779,865)
Net increase (decrease) in net assets resulting from share transactions	164,431	6,696,956
Total increase (decrease) in net assets	8,621,076	(3,566,849)

Net Assets
Beginning of period	37,882,584	41,449,433
End of period	$46,503,660	$37,882,584

Other Information
Shares
Sold	400,000	800,000
Redeemed	(400,000)	(500,000)
Net increase (decrease)	-	300,000

Financial Highlights
Fidelity® International Value Factor ETF

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$18.94	$24.38	$17.82	$21.89	$20.89	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.42	.83	.79	.51	.80	.62
Net realized and unrealized gain (loss)	4.19	(5.32)	6.54	(4.09)	1.05	(4.18)
Total from investment operations	4.61	(4.49)	7.33	(3.58)	1.85	(3.56)
Distributions from net investment income	(.30)	(.95)	(.77)	(.49)	(.85)	(.55)
Total distributions	(.30)	(.95)	(.77)	(.49)	(.85)	(.55)
Net asset value, end of period	$23.25	$18.94	$24.38	$17.82	$21.89	$20.89
Total Return D,E,F	24.50%	(18.82)%	41.36%	(16.32)%	9.04%	(14.46)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39%	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.39% I	.39%	.39%	.39%	.39%	.39% I
Expenses net of all reductions	.39% I	.39%	.39%	.39%	.39%	.39% I
Net investment income (loss)	3.78% I	3.79%	3.32%	2.60%	3.74%	3.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$46,504	$37,883	$41,449	$14,254	$13,135	$12,532
Portfolio turnover rate J	64% I,K	69% K	101% K	76% K	56%	65% K,L

A For the period January 16, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1.   Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes   and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period   and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of   business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Emerging Markets Multifactor ETF did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$23,029,467	$1,915,139	$(2,631,259)	$(716,120)
Fidelity International High Dividend ETF	92,958,151	2,589,143	(8,513,214)	(5,924,071)
Fidelity International Multifactor ETF	19,684,029	1,927,618	(710,771)	1,216,847
Fidelity International Value Factor ETF	45,361,629	3,601,794	(2,920,534)	681,260

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	9,791,028	9,752,407
Fidelity International High Dividend ETF	53,627,026	54,246,984
Fidelity International Multifactor ETF	4,440,764	4,248,597
Fidelity International Value Factor ETF	13,424,863	13,097,613

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity International High Dividend ETF	-	5,344,937
Fidelity International Multifactor ETF	4,715,595	-
Fidelity International Value Factor ETF	8,754,952	8,817,309
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fee Rate
Fidelity Emerging Markets Multifactor ETF	.45%
Fidelity International High Dividend ETF	.39%
Fidelity International Multifactor ETF	.39%
Fidelity International Value Factor ETF	.39%

Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International High Dividend ETF	$434	$-	$-
8.   Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Multifactor ETF	$159
Fidelity International High Dividend ETF	173
Fidelity International Multifactor ETF	129
Fidelity International Value Factor ETF	136
9.   Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Emerging Markets Multifactor ETF	.45%
Actual		$ 1,000	$ 1,162.70	$ 2.41
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

Fidelity® International High Dividend ETF	.39%
Actual		$ 1,000	$ 1,191.70	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.86	$ 1.96

Fidelity® International Multifactor ETF	.39%
Actual		$ 1,000	$ 1,207.10	$ 2.13
Hypothetical- B		$ 1,000	$ 1,022.86	$ 1.96

Fidelity® International Value Factor ETF	.39%
Actual		$ 1,000	$ 1,245.00	$ 2.17
Hypothetical- B		$ 1,000	$ 1,022.86	$ 1.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9885305.105
IHD-IVE-SANN-0623

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023